Share capital (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about movement in the shares [Table Text Block]
	Number	Amount
Outstanding at October 31, 2021	435,737,734	$86,815,836
Issuance of common shares and units for cash (ix)	5,012,450	207,588
Cash share issuance costs	-	(25,591)
Shares issued on settlement of accounts payable (vii)	413,674	22,460
Convertible debentures converted into common shares (note 11)	26,443,820	764,432
Outstanding at October 31, 2022	467,607,678	$87,784,725
Issuance of common shares and units for cash (viii)	9,864,500	535,525
Cash share issuance costs	-	(25,586)
Exercise of stock options (note 13 (b))	2,550,000	434,822
Convertible debentures converted into common shares (note 11)	30,346,660	1,742,226
Outstanding at October 31, 2023	510,368,838	$90,471,712
Issuance of common shares and units for cash (i-vi)	24,478,227	439,155
Cash share issuance costs (i, v, vi)	-	(24,520)
Broker warrants issued (i, iv)	-	(3,909)
Shares issued on settlement of accounts payable (vii)	1,333,333	79,167
Convertible debentures converted into common shares (note 11)	36,805,300	716,674
Outstanding at October 31, 2024	572,985,698	$91,678,279